Earnings per share	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share	Earnings per share
Basic earnings per share
The calculation of basic earnings per share was based on a result attributable to ordinary shares and a weighted average number of ordinary shares outstanding during the period ended December 31 of each year, calculated as follows:

Result attributable to ordinary shares

	2021	2020	2019
Result for the period (in USD)	(338,777,184)	473,237,286	112,230,267
Weighted average number of ordinary shares	201,677,981	210,193,707	216,029,171
Basic earnings per share (in USD)	(1.68)	2.25	0.52

Weighted average number of ordinary shares

(in shares)	Shares issued	Treasury shares	Shares outstanding	Weighted number of shares
On issue at January 1, 2019	220,024,713	1,237,901	218,786,812	218,786,812
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	3,708,315	(3,708,315)	(2,757,641)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2019	220,024,713	4,946,216	215,078,497	216,029,171

On issue at January 1, 2020	220,024,713	4,946,216	215,078,497	215,078,497
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	13,400,516	(13,400,516)	(4,884,790)
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2020	220,024,713	18,346,732	201,677,981	210,193,707

On issue at January 1, 2021	220,024,713	18,346,732	201,677,981	201,677,981
Issuance of shares	—	—	—	—
Purchases of treasury shares	—	—	—	—
Withdrawal of treasury shares	—	—	—	—
Sales of treasury shares	—	—	—	—
On issue at December 31, 2021	220,024,713	18,346,732	201,677,981	201,677,981

Diluted earnings per share
For the twelve months ended December 31, 2021, the diluted earnings per share (in USD) amount to (1.68) (2020: 2.25 and 2019: 0.52). At December 31, 2021, December 31, 2020 and December 31, 2019, 236,590 options issued under the LTIP 2015 were excluded from the calculation of the diluted weighted average number of shares because these 236,590 options were out-of-the money and have been considered as anti-dilutive. At December 31, 2021, the 59,161 vested RSUs under the LTIP 2019 and 36,098 vested RSUs under the LTIP 2020 have been considered as dilutive, as these are only subject to the passage of time and therefore no longer contingent.
Weighted average number of ordinary shares (diluted)
The table below shows the potential weighted number of shares that could be created if all stock options and restricted stock units were to be converted into ordinary shares.

(in shares)	2021	2020	2019
Weighted average of ordinary shares outstanding (basic)	201,677,981	210,193,707	216,029,171

Effect of Share-based Payment arrangements	95,259	12,696	—

Weighted average number of ordinary shares (diluted)	201,773,240	210,206,403	216,029,171

There are no more remaining outstanding instruments at December 31, 2021, December 31, 2020 and December 31, 2019 which can give rise to dilution, except for the Euronav stock options of LTIP 2015 and the RSUs of the LTIP 2019 and LTIP 2020.